PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 4 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	September 30, 2018	June 30, 2018
Office furniture and fixtures	$71,754	$71,027
Office equipment	55,271	55,041
Subtotal	127,025	126,068
Less: Accumulated depreciation	79,959	70,798
Total	$47,066	$55,270

Depreciation expense for the three months ended September 30, 2018 and 2017 was$11,445 and $6,669 respectively.

Note 5 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	June 30, 2018	June 30, 2017
Office furniture and fixtures	$71,027	$58,064
Office equipment	55,041	40,248
Subtotal	126,068	98,312
Less: Accumulated depreciation	70,798	39,026
Total	$55,270	$59,286

Depreciation expense for the years ended June 30, 2018 and 2017 were $31,007 and $48,626, respectively.